EXETER FUND, INC.
                                DEFENSIVE SERIES
                             BLENDED ASSET SERIES I
                             BLENDED ASSET SERIES II
                             MAXIMUM HORIZON SERIES
                               TAX MANAGED SERIES
                                PUREMARKSM SERIES

                     SUPPLEMENT DATED APRIL 6, 2001, TO THE
                         PROSPECTUS DATED MARCH 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
    ________________________________________________________________________

THE SUB-SECTION ENTITLED "HOW TO REDEEM SHARES," UNDER THE SECTION ENTITLED, "HOW TO BUY, EXCHANGE AND REDEEM SHARES," IS AMENDED AS FOLLOWS:

The  first  paragraph  is  deleted  and  replaced  by  the  following paragraph:

To redeem shares, follow the procedures outlined below under "More about Purchases, Exchanges, and Redemptions." The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase).

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The  Prospectus  is  hereby amended to reflect the addition of this information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE